As filed with the Securities and Exchange Commission on or about May 17, 2018

Registration No. 333-15881

Investment Company Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[X]
Pre-Effective Amendment No. _____
Post-Effective Amendment No. 64	[X]
Registration Statement Under The Investment Company Act Of 1940	[X]
Amendment No. 65	[X]

WILSHIRE VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700

Santa Monica, California 90401

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (866) 591-1568

(Name and Address of Agent for Service) Jason Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]       this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 63 filed April 30, 2018, with an effective date of May 1, 2018, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 64 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 17th day of May, 2018.

WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to the registration statement has been signed below by the following persons in the capacities indicated.

	Signature	Title	Date

	Roger Formisano*	Trustee	May 17, 2018
Roger Formisano

	Edward Gubman*	Trustee	May 17, 2018
Edward Gubman

	Suanne K. Luhn*	Trustee	May 17, 2018
Suanne K. Luhn

	/s/ Jason A. Schwarz	Trustee	May 17, 2018
Jason A. Schwarz

	George J. Zock*	Trustee	May 17, 2018
George J. Zock

	/s/ Michael Wauters	Treasurer	May 17, 2018
Michael Wauters

	/s/ Jason A. Schwarz	President	May 17, 2018
Jason A. Schwarz

*By:	/s/ Michael Wauters		May 17, 2018
Michael Wauters
As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

Exhibit Index

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase